Note 6 - Property, plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Land, building and improvements	$23,285	$22,244
Capital leases—land and buildings	827	909
Machinery and equipment	205,797	237,094
Transportation equipment	1,080	3,297
Furniture and office equipment	654	1,486
	231,643	265,030
Less accumulated depreciation	(3,503)	(63,115)
Property, plant and equipment, net	$228,140	$201,915

	2018	2017

Land, buildings and improvements	$22,244,120	$21,986,324
Capital leases—land and buildings	909,250	909,250
Machinery and equipment	237,093,975	199,185,640
Transportation equipment	3,297,160	2,961,147
Furniture and office equipment	1,485,535	888,504
	265,030,040	225,930,865
Less accumulated depreciation	(63,114,600)	(50,388,730)
Property, plant and equipment, net	$201,915,440	$175,542,135